Average Annual Total Returns (Vanguard International Growth Fund Participant:)	Vanguard International Growth Fund Vanguard International Growth Fund - Admiral Shares 9/1/2013 - 8/31/2014	MSCI ACWI ex USA Index Vanguard International Growth Fund Vanguard International Growth Fund - Admiral Shares 9/1/2013 - 8/31/2014	Spliced International Index Vanguard International Growth Fund Vanguard International Growth Fund - Admiral Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	23.12%	15.29%	15.29%
Five Years	16.01%	12.81%	10.62%
Ten Years	8.85%	7.57%	6.04%